Filed Pursuant to Rule 497(e)

Registration No.: 002-86188

ANCHOR SERIES TRUST

Strategic Multi-Asset Portfolio

(the “Portfolio”)

Supplement dated December 10, 2015, to the Prospectus

dated May 1, 2015, as supplemented and amended to date

Mark H. Sullivan will serve as a portfolio manager of the Portfolio, replacing Robert L. Evans. Effective immediately, in the section entitled “Portfolio Summary: Strategic Multi-Asset Portfolio – Investment Adviser,” the disclosure with respect to Robert L. Evans under the heading “Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Mark H. Sullivan, CFA, CMT	2015	Senior Management Director and Fixed Income Portfolio Manager

In the section entitled “Management – Information about the Subadvisers,” under the heading “Wellington Management Company LLP,” the paragraph with respect to the Portfolio is deleted in its entirety and replaced with the following:

The Strategic Multi-Asset Portfolio is managed by a team of portfolio managers, which includes Evan S. Grace, CFA, Dáire T. Dunne, CFA, Nicolas M. Choumenkovitch and Mark H. Sullivan, CFA, CMT. Mr. Choumenkovitch, Senior Managing Director and Equity Portfolio Manager of Wellington Management, is the portfolio manager of the global equity portion of the Portfolio. Mr. Choumenkovitch joined the firm as an investment professional in 1995. Mr. Sullivan, Senior Managing Director and Fixed Income Portfolio Manager joined the firm as an investment professional in 1999. Mr. Grace, Managing Director, Asset Allocation Portfolio Manager and Strategist joined the firm as an investment professional in 2003. Mr. Dunne, Managing Director and Asset Allocation Strategist joined the firm as an investment professional in 2008.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Versions: Combined Master

Filed Pursuant to Rule 497(e)

Registration No.: 002-86188

ANCHOR SERIES TRUST

Strategic Multi-Asset Portfolio

(the “Portfolio”)

Supplement dated December 10, 2015, to the Statement of Additional Information (“SAI”)

dated May 1, 2015, as supplemented and amended to date

All reference to Robert L. Evans, a portfolio manager associated with Wellington Management Company LLP, is hereby deleted with respect to the Portfolio.

Capitalized terms used herein but not defined have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.